Concentration of Risk (Details Narrative) (Superior Living SDN. BHD.)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2019	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 31, 2020 MYR (RM)
Vendor One [Member]
Concentrations of risk percentage		54.00%
Superior Living SDN. BHD. [Member] | Each Depositor [Member]
Deposits	$ 62,000		$ 62,000	$ 62,000
Superior Living SDN. BHD. [Member] | Each Depositor [Member] | RM [Member] | Maximum [Member]
Deposits			250,000	250,000		RM 250,000
Superior Living SDN. BHD. [Member] | Perbadanan Insurans Deposit Malaysia [Member]
Deposits	983,512		651,418	651,418	$ 1,111,897
Superior Living SDN. BHD. [Member] | Malaysia [Member]
Interest income, deposits with financial institutions	$ 1,156,543		$ 858,592	$ 858,592	$ 1,249,141
Superior Living SDN. BHD. [Member] | Vendor One [Member]
Concentrations of risk percentage	97.90%
Superior Living SDN. BHD. [Member] | Related Party Vendor [Member]
Concentrations of risk percentage		97.00%
Superior Living SDN. BHD. [Member] | Related Party Vendor [Member] | Accounts Payable [Member]
Concentrations of risk percentage	100.00%			100.00%
Superior Living SDN. BHD. [Member] | One Sales Distributor [Member]
Concentrations of risk percentage	13.50%			16.20%	14.90%
Superior Living SDN. BHD. [Member] | No Sales Distributor [Member]
Concentrations of risk percentage		10.00%